Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Contract	Dec. 31, 2010 Contract
Troubled debt restructuring by class
Number of Contracts	157	9
Pre-restructuring Outstanding Recorded Investment	$ 70,217	$ 11,018
Post-restructuring Outstanding Recorded Investment	66,541	11,045
One- to four-family, Amortizing [Member]
Troubled debt restructuring by class
Number of Contracts	146	6
Pre-restructuring Outstanding Recorded Investment	57,336	2,014
Post-restructuring Outstanding Recorded Investment	53,831	2,031
One- to four-family, Interest-only [Member]
Troubled debt restructuring by class
Number of Contracts	9	1
Pre-restructuring Outstanding Recorded Investment	4,970	1,093
Post-restructuring Outstanding Recorded Investment	4,799	1,103
Multi-family and commercial mortgages [Member]
Troubled debt restructuring by class
Number of Contracts	2	2
Pre-restructuring Outstanding Recorded Investment	7,911	7,911
Post-restructuring Outstanding Recorded Investment	$ 7,911	$ 7,911